PIA MBS Bond Fund
Schedule of Investments
August 31, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES - 87.0%	Par	Value
U.S. Government Securities - 87.0% (a)
FHLMC
Pool G04832, 5.00%, 10/01/2038	$ 38,912	$ 38,652
Pool G08741, 3.00%, 01/01/2047	233,279	203,464
Pool QD0505, 2.50%, 11/01/2051	1,315,985	1,075,814
Pool QD2700, 2.50%, 12/01/2051	1,145,724	941,987
Pool QD3120, 3.00%, 12/01/2051	1,335,724	1,142,276
Pool QD7063, 2.50%, 02/01/2052	643,430	529,373
Pool QD7338, 2.00%, 02/01/2052	1,132,879	889,637
Pool QF6264, 2.50%, 01/01/2053	271,304	222,378
Pool QY3029, 5.50%, 05/01/2055	1,776,817	1,760,619
Pool RA5559, 2.50%, 07/01/2051	1,652,753	1,351,152
Pool RA6012, 3.00%, 10/01/2051	1,297,214	1,108,176
Pool RA6528, 2.50%, 02/01/2052	1,613,619	1,327,249
Pool RJ6473, 5.50%, 04/01/2056	1,750,662	1,734,703
Pool RJ7421, 6.00%, 07/01/2056	2,000,000	2,023,721
Pool RQ0110, 5.00%, 04/01/2056	1,943,916	1,876,403
Pool SD1285, 3.50%, 06/01/2052	1,295,383	1,150,781
Pool SD3275, 5.50%, 07/01/2053	1,408,033	1,399,325
Pool SD6764, 5.00%, 11/01/2054	1,833,776	1,777,039
Pool SD7191, 5.00%, 12/01/2054	1,801,947	1,740,197
Pool SD8172, 2.00%, 10/01/2051	1,611,435	1,265,655
Pool SD8193, 2.00%, 02/01/2052	1,518,252	1,190,176
Pool SD8194, 2.50%, 02/01/2052	1,094,583	899,347
Pool SD8199, 2.00%, 03/01/2052	1,151,984	904,220
Pool SD8204, 2.00%, 04/01/2052	1,557,738	1,221,427
Pool SD8214, 3.50%, 05/01/2052	1,461,418	1,299,191
Pool SD8275, 4.50%, 12/01/2052	1,133,084	1,070,524
Pool SD8284, 3.00%, 01/01/2053	2,162,265	1,847,635
Pool SD8312, 2.50%, 01/01/2053	972,205	798,477
Pool SD8336, 3.50%, 04/01/2053	1,571,467	1,397,004
Pool SD8341, 5.00%, 07/01/2053	1,580,184	1,531,979
Pool SD8383, 5.50%, 12/01/2053	1,422,755	1,416,476
Pool SD8406, 4.00%, 01/01/2054	1,806,043	1,653,113
Pool SD8428, 4.00%, 05/01/2054	1,312,004	1,199,958
FNMA
Pool AU3363, 3.00%, 08/01/2043	315,418	281,828
Pool AZ0504, 3.00%, 06/01/2045	424,745	374,097
Pool BM4135, 4.50%, 05/01/2048	310,427	296,491
Pool BU7884, 2.50%, 01/01/2052	1,295,591	1,064,945
Pool BV2451, 3.00%, 06/01/2052	1,697,523	1,450,558
Pool BV5577, 2.50%, 05/01/2052	1,687,809	1,382,626
Pool BW1298, 5.50%, 11/01/2052	1,261,264	1,259,683
Pool BW9886, 4.50%, 10/01/2052	1,518,244	1,434,756
Pool CB0381, 2.00%, 05/01/2051	1,698,427	1,329,139
Pool FM7827, 3.00%, 12/01/2050	881,433	760,258
Pool FM8407, 3.00%, 08/01/2051	987,683	846,585
Pool FM9646, 2.00%, 11/01/2051	1,073,713	840,985
Pool FS5387, 2.50%, 05/01/2052	1,733,472	1,417,362
Pool MA2670, 3.00%, 07/01/2046	278,134	243,957
Pool MA4547, 2.00%, 02/01/2052	1,541,855	1,210,806
Pool MA4548, 2.50%, 02/01/2052	1,451,587	1,194,564
Pool MA4563, 2.50%, 03/01/2052	1,404,160	1,154,676
Pool MA4577, 2.00%, 04/01/2052	1,352,794	1,061,846

Pool MA4578, 2.50%, 04/01/2052	1,504,710		1,237,048
Pool MA4579, 3.00%, 04/01/2052	1,466,479		1,255,210
Pool MA4654, 3.50%, 07/01/2052	1,258,644		1,119,809
Pool MA4732, 4.00%, 09/01/2052	1,154,908		1,063,584
Pool MA4867, 4.50%, 01/01/2053	1,596,039		1,509,137
Pool MA4940, 5.00%, 03/01/2053	1,478,693		1,437,226
Pool MA5037, 4.50%, 06/01/2053	1,593,756		1,506,299
Pool MA5441, 4.00%, 08/01/2054	1,840,309		1,683,570
Pool MA5645, 5.00%, 03/01/2055	1,745,957		1,691,314
Pool MA5997, 5.00%, 03/01/2056	1,935,824		1,868,591
GNMA
Pool 726311, 5.00%, 09/15/2039	92,365		91,927
Pool AW1730, 3.00%, 05/15/2047	715,990		630,441
Pool AZ5554, 3.00%, 08/15/2047	301,688		265,643
Pool MA6089, 3.00%, 08/20/2049	114,330		99,863
Pool MA6153, 3.00%, 09/20/2049	300,967		263,309
Pool MA6338, 3.00%, 12/20/2049	317,399		276,962
Pool MA7826, 2.00%, 01/20/2052	1,396,481		1,122,499
Pool MA7827, 2.50%, 01/20/2052	1,358,431		1,137,028
Pool MA7880, 2.00%, 02/20/2052	1,521,014		1,222,599
Pool MA7936, 2.50%, 03/20/2052	1,020,053		853,797
Pool MA7987, 2.50%, 04/20/2052	1,469,984		1,230,543
Pool MA8044, 3.50%, 05/20/2052	1,237,888		1,106,358
Pool MA8099, 3.50%, 06/20/2052	1,400,711		1,249,647
Pool MA8147, 2.50%, 07/20/2052	1,427,178		1,195,814
Pool MA8266, 3.50%, 09/20/2052	1,199,947		1,069,702
Pool MA8267, 4.00%, 09/20/2052	1,482,204		1,359,529
Pool MA9538, 4.00%, 03/20/2054	1,839,730		1,673,026
Pool MA9723, 4.50%, 06/20/2054	1,390,286		1,305,977
			88,119,742
TOTAL MORTGAGE-BACKED SECURITIES (Cost $95,313,619)			88,119,742

ASSET-BACKED SECURITIES - 2.4%
CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, 07/15/2060 (b)	1,307,081		1,013,583
Invitation Homes Trust, Series 2024-SFR1, Class B, 4.00%, 09/17/2041 (b)	1,500,000		1,433,347
TOTAL ASSET-BACKED SECURITIES (Cost $2,739,427)			2,446,930

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 7.4%
United States – 7.4%
3.74%, 10/13/2026 (c)	4,500,000		4,480,610
3.70%, 11/27/2026 (c)	3,000,000		2,972,910
TOTAL U.S. TREASURY BILLS (Cost $7,454,255)			7,453,520

MONEY MARKET FUNDS - 3.0%	Shares		Value
Fidelity Government Portfolio - Institutional Class, 3.56% (d)	3,034,363		3,034,363
TOTAL MONEY MARKET FUNDS (Cost $3,034,363)			3,034,363

TOTAL INVESTMENTS - 99.8% (Cost $108,541,664)			101,054,555
Other Assets in Excess of Liabilities - 0.2%		0.00228	231,365
TOTAL NET ASSETS - 100.0%			$ 101,285,920

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

(a)	To the extent that the Fund invests more heavily in a particular state, its performance will be especially sensitive to developments that significantly affect that state.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities total $2,446,930 or 2.4% of the Fund’s net assets.

(c)	The rate shown is the annualized yield as of August 31, 2026.
(d)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

PIA MBS Bond Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Mortgage-Backed Securities	$ –	$ 88,119,742	$ –	$ 88,119,742
Asset-Backed Securities	–	2,446,930	–	2,446,930
U.S. Treasury Bills	–	7,453,520	–	7,453,520
Money Market Funds	3,034,363	–	–	3,034,363
Total Investments	$ 3,034,363	$ 98,020,192	$ –	$ 101,054,555